CONSOLIDATING FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of consolidating balance sheets

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING BALANCE SHEET

(in thousands, except per share amounts)

	December 31, 2015
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated

ASSETS
Real estate properties
Land and buildings	$6,184,507	$559,451	$—	$6,743,958
Less accumulated depreciation	(991,314)	(27,836)	—	(1,019,150)
Real estate properties – net	5,193,193	531,615	—	5,724,808
Investment in direct financing leases	587,701	—	—	587,701
Mortgage notes receivable – net	679,795	—	—	679,795
	6,460,689	531,615	—	6,992,304
Other investments – net	89,299	—	—	89,299
	6,549,988	531,615	—	7,081,603
Assets held for sale – net	6,599	—	—	6,599
Total investments	6,556,587	531,615	—	7,088,202

Cash and cash equivalents	1,592	3,832	—	5,424
Restricted cash	8,058	6,549	—	14,607
Accounts receivable – net	196,107	7,755	—	203,862
Goodwill	630,404	15,279	—	645,683
Investment in affiliates	300,409	—	(300,409)	—
Other assets	53,732	7,499	—	61,231
Total assets	$7,746,889	$572,529	$(300,409)	$8,019,009

LIABILITIES AND EQUITY
Revolving line of credit	$230,000	$—	$—	$230,000
Term loan	750,000	—	—	750,000
Secured borrowings	—	361,460	(125,256)	236,204
Unsecured borrowings – net	2,352,882	—	—	2,352,882
Accrued expenses and other liabilities	326,815	6,891	—	333,706
Deferred income taxes	—	15,352	—	15,352
Intercompany payable	(13,673)	13,673	—	—
Total liabilities	3,646,024	397,376	(125,256)	3,918,144

Stockholders’ equity:
Common stock	18,740	—	—	18,740
Equity investment in affiliates	—	156,830	(156,830)	—
Common stock – additional paid-in capital	4,609,474	—	—	4,609,474
Cumulative net earnings	1,372,522	18,246	(18,246)	1,372,522
Cumulative dividends paid	(2,254,038)	—	—	(2,254,038)
Accumulated other comprehensive income (loss)	(8,712)	77	(77)	(8,712)
Total stockholders’ equity	3,737,986	175,153	(175,153)	3,737,986
Noncontrolling interest	362,879	—	—	362,879
Total equity	4,100,865	175,153	(175,153)	4,100,865
Total liabilities and equity	$7,746,889	$572,529	$(300,409)	$8,019,009

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING BALANCE SHEET

(in thousands, except per share amounts)

	December 31, 2014
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated

ASSETS
Real estate properties
Land and buildings	$3,140,325	$83,460	$—	$3,223,785
Less accumulated depreciation	(810,093)	(11,619)	—	(821,712)
Real estate properties – net	2,330,232	71,841	—	2,402,073
Investments in direct financing leases	539,232	—	—	539,232
Mortgage notes receivable	648,079	—	—	648,079
	3,517,543	71,841	—	3,589,384
Other investments	48,952	—	—	48,952
	3,566,495	71,841	—	3,638,336
Assets held for sale – net	12,792	—	—	12,792
Total investments	3,579,287	71,841	—	3,651,128

Cash and cash equivalents	4,489	—	—	4,489
Restricted cash	22,883	6,193	—	29,076
Accounts receivable – net	165,188	2,988	—	168,176
Investment in affiliates	24,886	—	(24,886)	—
Other assets	61,867	6,909	—	68,776
Total assets	$3,858,600	$87,931	$(24,886)	$3,921,645

LIABILITIES AND EQUITY
Revolving line of credit	$85,000	$—	$—	$85,000
Term loan	200,000	—	—	200,000
Secured borrowings – net	194,038	57,416	—	251,454
Unsecured borrowings – net	1,842,049	—	—	1,842,049
Accrued expenses and other liabilities	136,186	5,629	—	141,815
Intercompany payable	—	17,250	(17,250)	—
Total liabilities	2,457,273	80,295	(17,250)	2,520,318

Equity:
Common stock	12,761	—	—	12,761
Common stock – additional paid-in capital	2,136,234	—	—	2,136,234
Cumulative net earnings	1,147,998	7,636	(7,636)	1,147,998
Cumulative dividends paid	(1,895,666)	—	—	(1,895,666)
Total stockholders’ equity	1,401,327	7,636	(7,636)	1,401,327
Total liabilities and equity	$3,858,600	$87,931	$(24,886)	$3,921,64

Schedule of consolidating statement of operations

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

(in thousands, except per share amounts)

	Year Ended December 31, 2015
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated
Revenue
Rental income	$564,112	$41,879	$-	$605,991
Income from direct financing leases	59,936	-	-	59,936
Mortgage interest income	68,910	-	-	68,910
Other investment income – net	8,780	-	-	8,780
Total operating revenues	701,738	41,879	-	743,617

Expenses
Depreciation and amortization	194,328	16,375	-	210,703
General and administrative	38,140	428	-	38,568
Acquisition costs	55,012	2,513	-	57,525
Impairment loss on real estate properties	17,681	-	-	17,681
Provisions for uncollectible mortgages, notes and accounts receivable	7,871	-	-	7,871
Total operating expenses	313,032	19,316	-	332,348

Income before other income and expense	388,706	22,563	-	411,269
Other income (expense):
Interest income	272	13	-	285
Interest expense	(135,631)	(11,750)	-	(147,381)
Interest – amortization of deferred financing costs	(6,969)	(21)	-	(6,990)
Interest – refinancing costs	(28,837)	-	-	(28,837)
Realized loss on foreign exchange	(173)	-	-	(173)
Equity in earnings	10,610	-	(10,610)	-
Total other expense	(160,728)	(11,758)	(10,610)	(183,096)

Income before gain on assets sold	227,978	10,805	(10,610)	228,173
Gain on assets sold - net	6,353	-	-	6,353
Income from continuing operations before income taxes	234,331	10,805	(10,610)	234,526
Income taxes	(1,016)	(195)	-	(1,211)
Net income	233,315	10,610	(10,610)	233,315
Net income attributable to noncontrolling interest	(8,791)	-	-	(8,791)
Net income available to common stockholders	$224,524	$10,610	$(10,610)	$224,524

Net income	$233,315	$10,610	$(10,610)	$233,315
Other comprehensive loss – foreign currency translation	(8,413)	-	-	(8,413)
Other comprehensive loss – cash flow hedges	(718)	-	-	(718)
Total comprehensive income	224,184	10,610	(10,610)	224,184
Add: comprehensive income attributable to noncontrolling interest	419	-	-	419
Comprehensive income attributable to common stockholders	$224,603	$10,610	$(10,610)	$224,603

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING STATEMENT OF OPERATIONS

(in thousands, except per share amounts)

	Year Ended December 31, 2014
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated
Revenue
Rental income	$379,180	$9,263	$-	$388,443
Income from direct financing leases	56,719	-	-	56,719
Mortgage interest income	53,007	-	-	53,007
Other investment income – net	6,618	-	-	6,618
Total operating revenues	495,524	9,263	-	504,787

Expenses
Depreciation and amortization	119,367	3,890	-	123,257
General and administrative	25,778	110	-	25,888
Acquisition costs	3,948	-	-	3,948
Impairment loss on real estate properties	3,660	-	-	3,660
Provisions for uncollectible mortgages, notes and accounts receivable	2,723	-	-	2,723
Total operating expenses	155,476	4,000	-	159,476

Income before other income and expense	340,048	5,263	-	345,311
Other income (expense):
Interest income	32	12	-	44
Interest expense	(117,257)	(2,112)	-	(119,369)
Interest – amortization of deferred financing costs	(4,438)	(21)	-	(4,459)
Interest – refinancing costs	(3,041)	-	-	(3,041)
Equity in earnings	3,142	-	(3,142)	-
Total other expense	(121,562)	(2,121)	(3,142)	(126,825)

Income before gain on assets sold	218,486	3,142	(3,142)	218,486
Gain on assets sold - net	2,863	-	-	2,863
Net income available to common stockholders	$221,349	$3,142	$(3,142)	$221,349

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING STATEMENT OF OPERATIONS

(in thousands, except per share amounts)

	Year Ended December 31, 2013
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated
Revenue
Rental income	$365,933	$9,202	$-	$375,135
Income from direct financing leases	5,203	-	-	5,203
Mortgage interest income	29,351	-	-	29,351
Other investment income – net	9,025	-	-	9,025
Total operating revenues	409,512	9,202	-	418,714

Expenses
Depreciation and amortization	124,834	3,812	-	128,646
General and administrative	21,484	104	-	21,588
Acquisition costs	245	-	-	245
Impairment loss on real estate properties	415	-	-	415
Provisions for uncollectible mortgages, notes and accounts receivable	2,141	-	-	2,141
Total operating expenses	149,119	3,916	-	153,035

Income before other income and expense	260,393	5,286	-	265,679
Other income (expense):
Interest income	29	12	-	41
Interest expense	(97,883)	(2,498)	-	(100,381)
Interest – amortization of deferred financing costs	(2,763)	(16)	-	(2,779)
Interest – refinancing gain	11,112	-	-	11,112
Equity in earnings	2,784	-	(2,784)	-
Total other expense	(86,721)	(2,502)	(2,784)	(92,007)

Income before gain (loss) on assets sold	173,672	2,784	(2,784)	173,672
Loss on assets sold - net	(1,151)	-	-	(1,151)
Net income available to common stockholders	$172,521	$2,784	$(2,784)	$172,521

Schedule of consolidating statement of cash flows

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31, 2015
	Issuer & Subsidiary Guarantors	Non-Guarantor Subsidiaries	Elimination	Consolidated
Cash flows from operating activities
Net income	$233,315	$10,610	$(10,610)	$233,315
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	194,328	16,375	—	210,703
Provision for impairment on real estate properties	17,681	—	—	17,681
Provision for uncollectible mortgages, notes and accounts receivable	7,871	—	—	7,871
Amortization of deferred financing and refinancing costs	35,806	21	—	35,827
Accretion of direct financing leases	(11,007)	—	—	(11,007)
Stock-based compensation	11,133	—	—	11,133
Gain on assets sold – net	(6,353)	—	—	(6,353)
Amortization of acquired in-place leases - net	(13,846)	—	—	(13,846)
Change in operating assets and liabilities – net of amounts assumed/acquired:
Accounts receivable, net	248	—	—	248
Straight-line rent receivables	(31,237)	(4,820)	—	(36,057)
Lease inducements	994	—	—	994
Effective yield receivable on mortgage notes	(4,065)	—	—	(4,065)
Other operating assets and liabilities	10,550	(3,719)	10,610	17,441
Net cash provided by operating activities	445,418	18,467	—	463,885
Cash flows from investing activities
Acquisition of real estate – net of liabilities assumed and escrows acquired	(116,698)	(177,484)	—	(294,182)
Cash acquired in merger	84,858	—	—	84,858
Investment in construction in progress	(164,226)	—	—	(164,226)
Investment in U.K. subsidiary	(166,082)	166,082	—	—
Investment in direct financing leases	(6,793)	—	—	(6,793)
Placement of mortgage loans	(14,042)	—	—	(14,042)
Proceeds from sale of real estate investments	41,543	—	—	41,543
Capital improvements to real estate investments	(24,599)	(1,798)	—	(26,397)
Proceeds from other investments	45,871	—	—	45,871
Investments in other investments	(65,402)	—	—	(65,402)
Collection of mortgage principal	1,359	—	—	1,359
Net cash used in investing activities	(384,211)	(13,200)	—	(397,411)
Cash flows from financing activities
Proceeds from credit facility borrowings	1,826,000	—	—	1,826,000
Payments on credit facility borrowings	(1,681,000)	—	—	(1,681,000)
Receipts of other long-term borrowings	1,838,124	—	—	1,838,124
Payments of other long-term borrowings	(2,186,102)	(1,212)	—	(2,187,314)
Payments of financing related costs	(54,721)	—	—	(54,721)
Receipts from dividend reinvestment plan	150,847	—	—	150,847
Payments for exercised options and restricted stock – net	(26,706)	—	—	(26,706)
Net proceeds from issuance of common stock	439,322	—	—	439,322
Dividends paid	(358,232)	—	—	(358,232)
Distributions to OP Unit holders	(11,636)	—	—	(11,636)
Net cash used in financing activities	(64,104)	(1,212)	—	(65,316)
(Decrease) increase in cash and cash equivalents	(2,897)	4,055	—	1,158
Effect of foreign currency translation on cash and cash equivalents	—	(223)	—	(223)
Cash and cash equivalents at beginning of period	4,489	—	—	4,489
Cash and cash equivalents at end of period	$1,592	$3,832	$—	$5,424

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31, 2014
	Issuer & Subsidiary Guarantors	Non-Guarantor Subsidiaries	Elimination	Consolidated
Cash flows from operating activities
Net income	$221,349	$3,142	$(3,142)	$221,349
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	119,367	3,890	—	123,257
Provision for impairment on real estate properties	3,660	—	—	3,660
Provision for uncollectible mortgages, notes and accounts receivable	2,723	—	—	2,723
Amortization of deferred financing and refinancing costs	7,479	21	—	7,500
Accretion of direct financing leases	(9,787)	—	—	(9,787)
Stock-based compensation	8,592	—	—	8,592
Gain on assets sold – net	(2,863)	—	—	(2,863)
Amortization of acquired in-place leases - net	(4,986)	—	—	(4,986)
Change in operating assets and liabilities – net of amounts assumed/acquired:
Accounts receivable, net	(2,264)	—	—	(2,264)
Straight-line rent receivables	(20,164)	(792)	—	(20,956)
Lease inducements	2,656	—	—	2,656
Effective yield receivable on mortgage notes	(2,878)	—	—	(2,878)
Other operating assets and liabilities	11,089	(2,694)	3,142	11,537
Net cash provided by operating activities	333,973	3,567	—	337,540
Cash flows from investing activities
Acquisition of real estate – net of liabilities assumed and escrows acquired	(131,689)	—	—	(131,689)
Placement of mortgage loans	(529,548)	—	—	(529,548)
Proceeds from sale of real estate investments	4,077	—	—	4,077
Capital improvements to real estate investments	(15,525)	(2,392)	—	(17,917)
Proceeds from other investments	13,589	—	—	13,589
Investments in other investments	(9,441)	—	—	(9,441)
Collection of mortgage principal	122,984	—	—	122,984
Net cash used in investing activities	(545,553)	(2,392)	—	(547,945)
Cash flows from financing activities
Proceeds from credit facility borrowings	900,000	—	—	900,000
Payments on credit facility borrowings	(1,141,000)	—	—	(1,141,000)
Receipts of other long-term borrowings	842,148	—	—	842,148
Payments of other long-term borrowings	(241,369)	(1,175)	—	(242,544)
Payments of financing related costs	(17,716)	—	—	(17,716)
Receipts from dividend reinvestment plan	71,487	—	—	71,487
Payments for exercised options and restricted stock – net	(3,577)	—	—	(3,577)
Net proceeds from issuance of common stock	61,981	—	—	61,981
Dividends paid	(258,501)	—	—	(258,501)
Net cash provided by (used in) financing activities	213,453	(1,175)	—	212,278
Increase in cash and cash equivalents	1,873	—	—	1,873
Cash and cash equivalents at beginning of period	2,616	—	—	2,616
Cash and cash equivalents at end of period	$4,489	$—	$—	$4,489

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31, 2013
	Issuer & Subsidiary Guarantors	Non-Guarantor Subsidiaries	Elimination	Consolidated
Cash flows from operating activities
Net income	$172,521	$2,784	$(2,784)	$172,521
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	124,834	3,812	—	128,646
Provision for impairment on real estate properties	415	—	—	415
Provision for uncollectible mortgages, notes and accounts receivable	2,141	—	—	2,141
Amortization of deferred financing and refinancing costs	(8,349)	16	—	(8,333)
Accretion of direct financing leases	(770)	—	—	(770)
Stock-based compensation	5,942	—	—	5,942
Loss on assets sold – net	1,151	—	—	1,151
Amortization of acquired in-place leases - net	(5,083)	—	—	(5,083)
Change in operating assets and liabilities – net of amounts assumed/acquired:
Accounts receivable, net	867	—	—	867
Straight-line rent receivables	(25,901)	(998)	—	(26,899)
Lease inducements	3,080	—	—	3,080
Effective yield receivable on mortgage notes	(1,757)	—	—	(1,757)
Other operating assets and liabilities	10,566	(5,322)	2,784	8,028
Net cash provided by operating activities	279,657	292	—	279,949
Cash flows from investing activities
Acquisition of real estate – net of liabilities assumed and escrows acquired	(32,515)	—	—	(32,515)
Investment in direct financing leases	(528,675)	—	—	(528,675)
Placement of mortgage loans	(3,378)	—	—	(3,378)
Proceeds from sale of real estate investments	2,292	—	—	2,292
Capital improvements to real estate investments	(31,347)	—	—	(31,347)
Proceeds from other investments	30,962	—	—	30,962
Investments in other investments	(36,655)	—	—	(36,655)
Collection of mortgage principal	485	—	—	485
Net cash used in investing activities	(598,831)	—	—	(598,831)
Cash flows from financing activities
Proceeds from credit facility borrowings	511,000	—	—	511,000
Payments on credit facility borrowings	(343,000)	—	—	(343,000)
Receipts of other long-term borrowings	159,355	—	—	159,355
Payments of other long-term borrowings	(114,350)	(292)	—	(114,642)
Payments of financing related costs	(3,234)	—	—	(3,234)
Receipts from dividend reinvestment plan	55,825	—	—	55,825
Payments for exercised options and restricted stock – net	(5,774)	—	—	(5,774)
Net proceeds from issuance of common stock	278,373	—	—	278,373
Dividends paid	(218,116)	—	—	(218,116)
Net cash provided by (used in) financing activities	320,079	(292)	—	319,787
Increase in cash and cash equivalents	905	—	—	905
Cash and cash equivalents at beginning of period	1,711	—	—	1,711
Cash and cash equivalents at end of period	$2,616	$—	$—	$2,616